Operating costs - Number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Number of employees, year end	23,683	23,069	22,576
Average number of employees	23,338	22,830	22,896
UK
Disclosure of operating segments [line items]
Number of employees, year end	6,657	6,321	5,962
Average number of employees	6,517	6,151	6,227
US
Disclosure of operating segments [line items]
Number of employees, year end	17,026	16,748	16,614
Average number of employees	16,821	16,679	16,669